Cash and cash equivalents (Details 2)	12 Months Ended
Dec. 31, 2023
US Dollars
Cash and cash equivalents
Average maturity period	12 days
Effective interest rate	5.48%
Euro
Cash and cash equivalents
Average maturity period	55 days
Effective interest rate	3.87%